Allianz RCM Global Commodity Equity Fund (Second Summary Prospectus) | Allianz RCM Global Commodity Equity Fund
Allianz RCM Global Commodity Equity Fund

ALLIANZ FUNDS
Supplement Dated November 15, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
of Allianz Funds Dated November 1, 2011

Disclosure Related to
Allianz RCM Global Commodity Equity Fund

Effective November 15, 2011, the Custom Commodity Equity Benchmark will be added as a secondary performance benchmark for the Allianz RCM Global Commodity Equity Fund (the “Fund”).

The Fund’s performance table will be revised to add the following:

Please retain this Supplement for future reference.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Custom Commodity Equity Benchmark Allianz RCM Global Commodity Equity Fund	19.48%	11.66%	15.41%	Jun. 30, 2004